Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	€ 86,452	€ 102,082
Work in progress	114,218	55,681
Finished goods	11,783	8,135
Purchased goods (third party products)	3,518	7,362
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	215,970	173,260
Less: write-down provision	(180,866)	(49,162)
INVENTORIES	€ 35,104	€ 124,098